Impairment Charges and Restructuring Costs - Schedule of Impaired Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	$ 75	$ 11
Operating segments | PACKAGING PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	11
Operating segments | CONTAINERBOARD
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	11
Operating segments | BOXBOARD EUROPE
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Operating segments | TISSUE PAPERS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	75	2
Corporate Activities
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	(2)
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	74	2
Property, plant and equipment | Operating segments | PACKAGING PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Property, plant and equipment | Operating segments | CONTAINERBOARD
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Property, plant and equipment | Operating segments | BOXBOARD EUROPE
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Property, plant and equipment | Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Property, plant and equipment | Operating segments | TISSUE PAPERS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	74	2
Property, plant and equipment | Corporate Activities
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Intangible assets with finite useful life and other assets
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	1	9
Intangible assets with finite useful life and other assets | Operating segments | PACKAGING PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	11
Intangible assets with finite useful life and other assets | Operating segments | CONTAINERBOARD
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	11
Intangible assets with finite useful life and other assets | Operating segments | BOXBOARD EUROPE
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Intangible assets with finite useful life and other assets | Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Intangible assets with finite useful life and other assets | Operating segments | TISSUE PAPERS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	1	0
Intangible assets with finite useful life and other assets | Corporate Activities
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	$ 0	$ (2)